Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 2,403,300	$ 1,596,800
Accounts receivable, including deferred rent of $924,100 and $985,300, net of allowance for doubtful accounts of $2,419,400 and $2,419,400 at March 31, 2013 and December 31, 2012, respectively	2,808,400	3,196,200
Finance leases receivable	1,500,600	1,557,200
Aircraft and aircraft engines held for lease, net of accumulated depreciation of $51,135,100 and $52,244,500 at March 31, 2013 and December 31, 2012, respectively	141,670,800	143,667,700
Assets held for sale	1,601,800	745,400
Prepaid expenses and other	3,227,100	1,663,200
Total assets	153,212,000	152,426,500
Liabilities:
Accounts payable and accrued expenses	1,161,000	1,133,600
Notes payable and accrued interest	67,565,300	67,865,700
Maintenance reserves and accrued maintenance costs	11,117,700	15,356,100
Security deposits	6,591,200	7,001,200
Unearned revenues	631,200	752,400
Deferred income taxes	16,196,600	14,419,200
Income taxes payable	17,500	19,100
Total liabilities	103,280,500	106,547,300
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 10,000,000 shares authorized, 1,606,557 shares issued and outstanding	1,600	1,600
Paid-in capital	14,780,100	14,780,100
Retained earnings	35,653,900	31,601,600
Shareholders equity before treasury stock	50,435,600	46,383,300
Treasury stock at cost, 63,300 shares	(504,100)	(504,100)
Total stockholders' equity	49,931,500	45,879,200
Total liabilities and stockholders' equity	$ 153,212,000	$ 152,426,500